Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events

13. Subsequent Events:

(a)

Quarterly Series A Preferred unit cash distribution: On July 21, 2023, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period May 12, 2023, to August 11, 2023. The cash distribution was paid on August 14, 2023, to all Series A preferred unitholders of record as of August 7, 2023.

(b)

Quarterly Series B Preferred unit cash distribution: On July 31, 2023, the Partnership’s Board of Directors declared a cash distribution of $0.546875 per unit on its Series B Preferred Units for the period from May 22, 2023, to August 21, 2023. The cash distribution will be paid on August 22, 2023, to all Series B preferred unitholders of record as of August 15, 2023.